Cover Page Document	Jul. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2024
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41040
Entity Tax Identification Number	75-2018505
Entity Address, Address Line One	901 S. Central Expressway
Entity Address, City or Town	Richardson,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	972
Local Phone Number	234-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
Entity Central Index Key	0000883569
Amendment Flag	false
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FOSL
Security Exchange Name	NASDAQ
Senior Notes
Cover [Abstract]
Title of 12(b) Security	7.00% Senior Notes due 2026
Trading Symbol	FOSLL
Document Information [Line Items]
Title of 12(b) Security	7.00% Senior Notes due 2026
Trading Symbol	FOSLL